UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Peachtree Cable Holdings, Ltd.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas  76102

Form 13F File Number:  28-5202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title: Vice President of Member of General Partner of General Partner of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham        Fort Worth, Texas    November 13, 2003


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $113,412    (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
AT&T CORP        COM NEW   001957505   23317   1082008   SH               Sole       1082008
AT&T WIRELESS
 SVCS INC            COM   00209A106   14241   1740951   SH               Sole       1740951
COMCAST CORP NEW    CL A   20030N101   53940   1750148   SH               Sole       1750148
QWEST
 COMMUNICATIONS INTL COM   749121109   21914   6445273   SH               Sole       6445273
